SHARE PREMIUM ACCOUNT	12 Months Ended
Dec. 31, 2017
Disclosure For Share Premium Account Explanatory [Abstract]
Disclosure for share premium account [text block]

NOTE 40: SHARE PREMIUM ACCOUNT

	2017 £m	2016 £m	2015 £m
At 1 January	17,622	17,412	17,281
Issued under employee share schemes	12	–	–
Redemption of preference shares[1]	–	210	131
At 31 December	17,634	17,622	17,412

1	During the year ended 31 December 2016, the Company redeemed all of its outstanding 6.267% Non-cumulative Fixed to Floating Rate Callable US Dollar Preference Shares at their combined sterling equivalent par value of £210 million. These preference shares had been accounted for as subordinated liabilities. On redemption an amount of £210 million was transferred from the distributable merger reserve to the share premium account (2015: £131 million in respect of the redemption of the outstanding 6.0884% Non-cumulative Fixed to Floating Rate Preference Shares and 5.92% Non-cumulative Fixed to Floating Rate Preference Shares).